Goodwill - Schedule of Goodwill (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ 13,729,770	$ 13,729,770	$ 13,729,770
Ameri Arizona [Member
Total		5,450,000	5,450,000
Ameri Georgia [Member
Total		3,470,522	3,470,522
Ameri California [Member
Total		$ 4,809,248	$ 4,809,248